STOCK OPTION PLANS (Details-Warrants Outstanding) - Warrant [Member]	6 Months Ended
Jun. 30, 2021 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding - beginning | shares	466,636
Weighted average exercise price - beginning	$ 52.50
Aggregate intrinsic value - beginning | $	$ 0
Warrants granted | shares	6,250
Weighted average exercise price - shares granted
Aggregate intrinsic value - granted	13,750
Weighted average exercise price - shares Exercised
Warrants cancelled and expired | shares	0
Weighted average exercise price - shares Cancelled
Warrants outstanding - ending | shares	472,886
Weighted average exercise price - ending	$ 6.00
Weighted average contractural term - ending	5 years 9 months 18 days
Aggregate intrinsic value - ending | $	$ 0
Aggregate intrinsic value - exercisable | $	$ 13,750